Commitments and Contingencies (Details 2) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2021	$ 67,815	$ 89,736
2022	82,885	82,885
Total minimum non-cancellable operating lease payments	150,700	172,621
Less discount to fair value	(28,403)	(31,979)
Operating lease right of use asset	$ 122,297	$ 140,642	$ 214,020